DEBT (Narrative) (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Nov. 08, 2024 USD ($) $ / shares	May 04, 2023 USD ($)	May 04, 2023 $ / shares	Aug. 04, 2022 $ / shares	Aug. 04, 2022 USD ($)	Jul. 28, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Change in fair value of debt							$ (1,044)	$ 964
Derivative component amount							16,574	10,644	$ 10,048
Millennial Precious Metals Corp [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		$ 1,223
Non-revolving term convertible debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Change in fair value of debt							1,500	(100)
Non-revolving term convertible debt facility [Member] | Florida Canyon Gold Inc. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings subsequent advances	$ 5,000
Conversion price per share | $ / shares	$ 1.22
Maturity term	maturity date was extended from July 28, 2025 to July 31, 2027
Remaining borrowing capacity							15,000	10,000
Accrued interest							2,100	1,000
Transaction costs							500
Transaction costs unamortized							$ 500
Non-revolving term convertible debt facility [Member] | Bottom of range [Member] | Millennial Precious Metals Corp [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		8.75%	8.75%
Conversion price per share | $ / shares			$ 2.25
Non-revolving term convertible debt facility [Member] | Top of range [Member] | Millennial Precious Metals Corp [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		9.25%	9.25%
Conversion price per share | $ / shares			$ 1.73
Beedie Investment Ltd [Member] | Non-revolving term convertible debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 20,000
Initial advance					$ 10,000	10,000
Borrowings subsequent advances						10,000
Drawdown tranches amount						$ 2,500
Interest rate				8.75%	8.75%	8.75%
Annual standby fees						2.00%
Description of collateral						The Convertible Facility is secured by the Company's material assets and guaranteed by the Company's subsidiaries at that time.
Conversion price per share | $ / shares				$ 2.25
Maturity term					July 28, 2025		For the subsequent advance, since the maturity is approximately 33 months from the advance date, the make-whole fee applies for 33 months of interest, less any interest already paid, and the 2% prepayment fee does not apply unless the maturity of the Convertible Facility is extended.
Description of conversion of debt to equity							Under the Convertible Facility agreement, the Company has a one-time right to require the Lender to convert up to 50% of the outstanding principal into the Company's common shares if certain market conditions are met. Specifically, if the volume-weighted average price ("VWAP") of the Company's shares at market close remains at least 50% above the applicable conversion price for 30 consecutive trading days, the Company may elect this conversion, provided no event of default has occurred or is continuing.
Derivative component amount							$ 2,600	$ 600